Consolidated Statements of Cash Flow - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,363,221)	$ (6,062,329)	$ (7,594,555)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	305,780	293,135	150,147
Amortization of right-of-use asset	439,808	476,552	454,250
Share-based compensation	449,311	922,623	2,757,907
Interest income	(248,000)	(85,400)	(10,733)
Loss on disposal of property and equipment		1,415
Change in operating assets and liabilities
Prepayments and other receivables	(96,230)	(28,950)	(9,429)
Long-term deposits	10,815	5,803	(95,196)
Accrued expenses	(32,753)	6,954	(421,863)
Operating lease liabilities	(465,070)	(487,672)	(430,421)
Other payables – related parties	(2,127)	(5,080)	(67,162)
Net cash used in operating activities	(4,001,687)	(4,962,949)	(5,267,055)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(5,376)	(27,392)	(780,876)
Proceed from disposal of property and equipment		970
Proceed from mature of short-term investment	10,248,000	10,085,400
Placement of short-term investment	(5,000,000)	(10,000,000)	(10,000,000)
Net cash provided by (used in) investing activities	5,242,624	58,978	(10,780,876)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of proceeds from shareholder’s loans			(431,969)
Proceeds from initial public offering, net			22,673,485
Capital contribution from non-controlling interest of a subsidiary, net	102,282	134,913	164,000
Net cash provided by financing activities	102,282	134,913	22,405,516
EFFECT OF EXCHANGE RATE ON CASH	53,221	(83,145)
NET CHANGE IN CASH	1,396,440	(4,852,203)	6,357,585
CASH, beginning of year	1,564,795	6,416,998	59,413
CASH, end of year	2,961,235	1,564,795	6,416,998
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax
Cash paid for interest
Supplemental disclosure of non-cash financing activities:
Conversion of convertible note payable – related party to ordinary shares			3,250,000
Issue of warrants			301,085
Deferred IPO costs reclassed to Additional paid-in capital			172,314
Right-of-use assets obtained in exchange of lease liabilities	71,122	189,767	1,437,069
Early termination of right-of-use assets in exchange of lease liabilities		$ (40,353)